DERIVATIVE WARRANTS LIABILITIES (Details Narrative) - CAD ($)					3 Months Ended		6 Months Ended
	Mar. 27, 2024	Mar. 15, 2024	Mar. 14, 2024	Dec. 21, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Warrants issued				2,884,616
Stockholders equity reverse stock split description	1:190 reverse stock split	one (1) for one hundred ninety (190) reverse stock split
Change in fair value of derivative warrants liabilities					$ (4,977,547)		$ 24,000,387
December 2023 Warrants [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Exercise price of warrants	$ 1.3643
Conversion of warrants into common stock price per share	72.42
Series A Warrants [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Warrants issued			134,166,665
Series B Warrants [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Warrants issued			268,333,330
March 2024 A Warrants and B Warrants [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Exercise price of warrants	1.3643
March Twenty Twenty Four B Warrants [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Conversion of warrants into common stock price per share	$ 14.21
Post reverse split [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Warrants issued				15,182
Exercise price of warrants				$ 98.8
Post reverse split [member] | Series A Warrants [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Warrants issued			706,140
Post reverse split [member] | Series B Warrants [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Warrants issued			1,412,280